Commitments and Contingencies - Narrative (Details) $ in Millions	2 Months Ended	8 Months Ended	10 Months Ended	12 Months Ended
	Aug. 26, 2017 USD ($)	Aug. 29, 2015 USD ($)	Jul. 06, 2017 USD ($)	Aug. 26, 2017 building	Aug. 27, 2016 USD ($)	Dec. 27, 2014 USD ($)
Entity Information [Line Items]
Number of buildings with non-cancelable operating leases | building				9
Rent expense	$ 0.3
(Predecessor)
Entity Information [Line Items]
Rent expense		$ 1.5	$ 1.7		$ 2.3	$ 2.1